Cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Current restricted cash [Abstract]
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	₨ 332,605		₨ 313,057		₨ 296,275
Total restricted cash	332,605	$ 4,412	313,057		296,275
Cash [abstract]
Cash and bank balances	2,318,480	30,755	1,934,918		1,991,846
Total cash (a+b)	2,651,085		2,247,975		2,288,121
Bank overdraft used for cash management purposes	(1,235,794)	(16,393)	(1,553,203)		(2,121,537)
Cash and cash equivalents for the statement of cash flows	₨ 1,415,291	$ 18,774	₨ 694,772	$ 9,216	₨ 166,584	₨ 893,104